Share-Based Payment - Additional information (Detail)					12 Months Ended
	Dec. 15, 2017	Dec. 15, 2016	Dec. 09, 2016	Jun. 21, 2016	Dec. 31, 2017	Dec. 15, 2017	Dec. 05, 2017	Dec. 31, 2016
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						4 years	4 years
Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised					1,200			35,000
Share Option [Member] | Date of Grant Seven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, date of grant				Jun. 21, 2016
Share based payment arrangement, shares exercised	1,100			154,100
Vesting period (years)		10 years		10 years	10 years
Share Option [Member] | Date of Grant Eight [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, date of grant			Dec. 09, 2016
Share based payment arrangement, shares exercised			74,960
Vesting period (years)			10 years
Share Option [Member] | Date of Grant 06/21/2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, date of grant		12/15/2016
Share Option [Member] | Top of range [member] | Date of Grant Seven [Member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		25.00%		25.00%	25.00%
Share Option [Member] | Top of range [member] | Date of Grant Seven [Member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%	12.50%
Share Option [Member] | Top of range [member] | Date of Grant Seven [Member] | 24 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%	12.50%
Share Option [Member] | Top of range [member] | Date of Grant Seven [Member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%	12.50%
Share Option [Member] | Top of range [member] | Date of Grant Seven [Member] | 36 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%	12.50%
Share Option [Member] | Top of range [member] | Date of Grant Seven [Member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%	12.50%
Share Option [Member] | Top of range [member] | Date of Grant Seven [Member] | 48 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%	12.50%
Share Option [Member] | Top of range [member] | Date of Grant Eight [Member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			18,740
Share Option [Member] | Top of range [member] | Date of Grant Eight [Member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [Member] | Top of range [member] | Date of Grant Eight [Member] | 24 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [Member] | Top of range [member] | Date of Grant Eight [Member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [Member] | Top of range [member] | Date of Grant Eight [Member] | 36 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [Member] | Top of range [member] | Date of Grant Eight [Member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [Member] | Top of range [member] | Date of Grant Eight [Member] | 48 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370